Material Accounting policies	12 Months Ended
Dec. 31, 2024
Material Accounting policies
Material Accounting policies

3.    Material Accounting policies

These consolidated financial statements have been prepared using the following accounting policies:

Financial Instruments

a)    Classification

The Company classifies its financial instruments in the following categories: at fair value through profit or loss (“FVTPL”), at fair value through other comprehensive income (loss) (“FVTOCI”) or at amortized cost. The Company determines the classification of financial assets at initial recognition. The classification of debt instruments is driven by the Company’s business model for managing the financial assets and their contractual cash flow characteristics.

Equity instruments that are held for trading are classified as FVTPL. For other equity instruments, on the day of acquisition the Company can make an irrevocable election (on an instrument-by-instrument basis) to designate them as at FVTOCI. Financial liabilities are measured at amortized cost, unless they are required to be measured at FVTPL (such as instruments held for trading or derivatives) or if the Company has opted to measure them at FVTPL.

The following are the Company’s financial instruments as at December 31, 2024 and 2023:

Classification

Cash	Amortized cost
Accounts payable and accrued liabilities	Amortized cost
Derivative warrant liability	FVTPL
Lease obligations	Amortized cost

b)   Measurement

Financial assets at FVTOCI

Elected investments in equity instruments at FVTOCI are initially recognized at fair value plus transaction costs. Subsequently they are measured at fair value, with gains and losses recognized in other comprehensive income (loss).

Financial assets and liabilities at amortized cost

Financial assets and liabilities at amortized cost are initially recognized at fair value plus or minus transaction costs, respectively, and subsequently carried at amortized cost using the effective interest rate, less any impairment.

Financial assets and liabilities at FVTPL

Financial assets and liabilities carried at FVTPL are initially recorded at fair value and transaction costs are expensed in the consolidated statements of comprehensive loss. Realized and unrealized gains and losses arising from changes in the fair value of the financial assets and liabilities held at FVTPL are included in the consolidated statements of comprehensive loss in the period in which they arise. Where management has opted to recognize a financial liability at FVTPL, any changes associated with the Company’s own credit risk will be recognized in other comprehensive loss.

3.    Material Accounting policies (continued)

b)    Measurement (continued)

Impairment of financial assets at amortized cost

The Company recognizes a loss allowance for expected credit losses on financial assets that are measured at amortized cost.

At each reporting date, the Company measures the loss allowance for the financial asset at an amount equal to the lifetime expected credit losses if the credit risk on the financial asset has increased significantly since initial recognition. If at the reporting date, the financial asset has not increased significantly since initial recognition, the Company measures the loss allowance for the financial asset at an amount equal to the twelve month expected credit losses. The Company shall recognize in the consolidated statements of comprehensive loss, as an impairment gain or loss, the amount of expected credit losses (or reversal) that is required to adjust the loss allowance at the reporting date to the amount that is required to be recognized.

(c)   Derecognition

Financial assets

The Company derecognizes financial assets only when the contractual rights to cash flows from the financial assets expire, or when it transfers the financial assets and substantially all of the associated risks and rewards of ownership to another entity. Gains and losses on derecognition are generally recognized in profit or loss. However, gains and losses on derecognition of financial assets classified as FVTOCI remain within accumulated other comprehensive income (loss).

Financial liabilities

The Company derecognizes financial liabilities only when its obligations under the financial liabilities are discharged, cancelled or expired. Generally, the difference between the carrying amount of the financial liability derecognized and the consideration paid and payable, including any non-cash assets, is recognized in the consolidated statements of comprehensive loss.

Cash

Cash include cash on hand, held at banks, or held with investment brokers as well as short-term investments with an original maturity of 90 days or less, which are readily convertible into known amounts of cash.

Equipment

Equipment is recorded at cost less accumulated amortization and accumulated impairment losses. The cost of an item of equipment includes expenditures that are directly attributable to the acquisition thereof. Amortization is calculated on bases and rates designed to amortize the cost of the assets over their estimated useful lives. Amortization is recorded using the straight-line method with an expectation of the following useful life estimates:

Computer equipment	3 years

Leases

At inception of a contract, the Company assesses whether a contract is, or contains, a lease determining whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, we assess whether:

●	the contract involves the use of an identified asset;
●	the Company has the right to obtain substantially all of the economic benefits from use of the identified asset throughout the period of use; and
●	the Company has the right to direct the use of the identified asset.

3.    Material Accounting policies (continued)

Leases (continued)

The right-of-use asset and corresponding lease obligation is recognized at the lease commencement date. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease obligation adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset or to restore the underlying asset or the site on which it is located, less any lease incentives received. The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the end of the lease term or its useful life, whichever is shorter. The lease term includes periods covered by an option to extend if the Company is reasonably certain to exercise that option. In addition, the right-of-use asset is reduced by impairment losses and adjusted for certain remeasurements of the lease obligation, if any.

The lease obligation is initially measured at the present value of the lease payments that are not paid at the commencement date. The lease payments are discounted using the implicit interest rate in the lease. If the rate cannot be readily determined, the Company’s incremental rate of borrowing is used. The lease obligation is subsequently measured at amortized cost using the effective interest method. The lease obligation is remeasured when there is a change in future lease payments arising from a change in an index or rate, if there is a change in our estimate of the amount expected to be payable under a residual value guarantee, if we change our assessment of whether we will exercise a purchase, extension or termination option, or if the underlying lease contract is amended.

The Company has elected not to separate fixed non-lease components from lease components and instead account for each lease component and associated fixed non-lease components as a single lease component.

The Company has elected not to recognize right-of-use assets and lease obligations for short-term leases that have a lease term of 12 months or less and for leases of low value assets. The lease payments associated with those leases are recognized as an expense on a straight-line basis over the lease term.

Research and development costs

Research costs including clinical trial costs are expensed as incurred, net of recoveries until a drug product receives regulatory approval. Development costs that meet specific criteria related to technical, market and financial feasibility will be capitalized. To date, all research and development costs have been expensed.

Intangible assets

Intangible assets are measured at cost less accumulated amortization and accumulated impairment losses. Costs incurred for patents, patents pending and licenses are capitalized and amortized from the date of capitalization on a straight-line basis over the shorter of their respective remaining estimated lives or 20 years.

Government assistance

Amounts received or receivable resulting from government assistance programs, including grants and investment tax credits for research and development, are recognized where there is reasonable assurance that the amount of government assistance will be received and all attached conditions will be complied with. Investment tax credits and grants relating to qualifying scientific research and experimental development expenditures that are recoverable are recognized as a reduction of expenses.

3.    Material Accounting policies (continued)

Impairment of long-lived assets

Intangible assets and equipment are tested for impairment when events or changes in circumstances indicate that the carrying amount may not be recoverable. For the purpose of measuring recoverable amounts, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units or CGUs). The recoverable amount is the higher of an asset’s fair value less costs to sell, and its value in use (being the present value of the expected future cash flows of the relevant asset or CGU). An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The Company evaluates impairment losses for potential reversals when events or circumstances warrant such consideration.

Derivative warrant liabilities

Derivative warrant liabilities issued in relation to equity offerings that fail to meet the definition of equity are classified as derivative liabilities and measured at fair value with changes in fair value recognized in profit or loss at each period end. In instances where units consisting of a common share and a warrant classified as a derivative liability are issued, the Company recognizes the unit as a compound financial instrument. In accordance with IAS 32 Financial Instruments: Presentation, when a compound instrument has been determined to contain a financial liability and an equity component, the fair value of the instrument is bifurcated by first determining the fair value of the liability, and then allocating any residual value to the equity instrument.

The derivative warrants will ultimately be converted into the Company’s equity (common shares) when the warrants are exercised or will be extinguished on the expiry of the outstanding warrants and will not result in the inflow of any cash to the Company. Immediately prior to exercise, the warrants are remeasured at their intrinsic value (the intrinsic value being the share price at the date the warrant is exercised less the exercise price of the warrant), and this value is transferred to Share Capital on exercise. Any remaining fair value is recorded through profit or loss as part of the change in estimated fair value of the derivative warrant liabilities.

The Company uses the Black-Scholes option pricing model to estimate fair value at each period end date. The key assumptions used in the model are described in Note 12 (h).

Share-based payments

The Company has a stock option plan that is described in Note 12 and grants share options to acquire common shares of the Company to directors, officers, employees and consultants. Share-based payments to employees are measured at the fair value of the instruments granted. Share-based payments to non-employees are measured at the fair value of the goods or services received or the fair value of the equity instruments issued as calculated using the Black-Scholes option pricing model if the fair value of the goods or services cannot be reliably measured. The offset to the recorded expense is to reserves.

Consideration received on the exercise of stock options is recorded as share capital and the recorded amount in reserves is transferred to share capital.

Share capital

Common shares are classified as equity. Costs directly identifiable with share capital financing are charged against share capital. Share issuance costs incurred in advance of share subscriptions are recorded as deferred assets. Share issuance costs related to uncompleted share subscriptions are charged to operations in the period they are incurred.

The Company’s common shares, pre-funded warrants, warrants (other than derivative warrants) and options are classified as equity instruments. Incremental costs directly related to the issue of new shares or options are shown in equity as a deduction from the proceeds. For equity offerings of units consisting of a common share and warrant, when both instruments are classified as equity, the Company allocates proceeds first to common shares based on the estimated fair value of the common shares at the time the units are issued, with any excess value allocated to warrants.

3.   Material Accounting policies (continued)

Share capital (continued)

From time to time in connection with private placements and other equity offerings, the Company issues compensatory warrants (“Finders’ Warrants”) or warrant units (“Finders’ Warrant Units”) to agents as commission for services. Awards of Finders’ Warrants and Finders’ Warrant Units are accounted for in accordance with the fair value method of accounting and result in share issuance costs and a credit to reserves when Finders’ Warrants and Finders’ Warrant Units are issued. The fair value of Finders’ Warrants is measured using the Black-Scholes option pricing model and the fair value of the Finders’ Warrant Units is measured using the Geske compound option pricing model that requires the use of certain assumptions regarding the risk-free market interest rate, expected volatility in the price of the underlying stock, and expected life of the instruments.

Earnings (loss) per common share

Basic earnings (loss) per common share is computed by dividing the net income (loss) available to common shareholders by the weighted average number of common shares outstanding during the period and the diluted loss per share assumes that the outstanding vested stock options and share purchase warrants had been exercised at the beginning of the year. Diluted earnings per share reflect the potential dilution that could share in the earnings of an entity. In the periods where a net loss is incurred, potentially dilutive common shares (outstanding vested stock options and share purchase warrants) are excluded from the loss per share calculation as the effect would be anti-dilutive and basic and diluted loss per common share are the same. In a profit year, the weighted average number of common shares outstanding used for the calculation of diluted earnings per share assumes that the proceeds to be received on the exercise of dilutive stock options and warrants are used to repurchase the common shares at the average price per period.

Foreign currency translation

The presentation and functional currency of the Company and its subsidiary is the U.S. dollar. Foreign currency transactions are translated into U.S. dollars using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated at the rate of exchange in effect as of the financial position date. Gains and losses are recognized in profit or loss on a current basis.

Income taxes

The Company uses the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using substantively enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.

Deferred income tax assets also result from unused loss carry forwards, resource related pools and other deductions. A deferred tax asset is recognized for unused tax losses, tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be utilized. Deferred tax assets are reviewed at each reporting date and are reduced to the extent that it is no longer probable that the related tax benefit will be realized.

New and recent accounting pronouncements

In October 2022, IASB issued amendments to IAS 1, Presentation of Financial Statements. The amendments aim to clarify the criteria for classifying liabilities with covenants as current or non - current. Liabilities are required to be classified as non - current if an entity has a substantive right to defer settlement for at least 12 months at the end of the reporting period. The amendments were adopted by the Company as of January 1, 2024. These amendments to standards resulted in the reclassification of the derivative warrant liability from non - current to current liability as described in Note 12 (h).

In April 2024, IASB issued IFRS 18, Presentation and Disclosure in Financial Statements to replace IAS 1, Presentation of Financial Statements. The aim of IFRS 18 is to set out requirements for presentation and disclosure of financial statements to ensure the entity provides relevant and accurate information about its assets, liabilities, equity, income and expenses. IFRS 18 is effective for the Company as of January 1, 2027. The Company is assessing the impact of this standard on the consolidated financial statements.